Neuberger Berman Equity Funds®

Supplement to the Summary Prospectuses and Prospectuses dated December 17, 2010

Neuberger Berman Partners Fund Investor Class Trust Class Advisor Class Class A, Class C and Institutional Class Class R3	Neuberger Berman Regency Fund Investor Class Trust Class Class A, Class C and Institutional Class Class R3

The last sentence of the legend on the first page of each Class’ Summary Prospectus is deleted and replaced with the following:

The Fund’s prospectus dated December 17, 2010, as supplemented December 9, 2011 (and as it may be further amended or supplemented) and SAI, dated December 17, 2010 (as it may be amended or supplemented), are incorporated herein by reference.

Neuberger Berman Partners Fund Portfolio Manager Change

The following replaces the “Portfolio Manager” section on page 4 of the Investor Class, Trust Class, Advisor Class and Class R3 Summary Prospectuses, page 5 of the Class A, Class C and Institutional Class Summary Prospectus, page 31 of the Investor Class Prospectus, page 27 of the Trust Class Prospectus, page 23 of the Advisor Class Prospectus, page 62 of the Class A, Class C and Institutional Class Prospectus, and page 40 of the Class R3 Prospectus:

Portfolio Manager

The Fund is managed by Eli M. Salzmann (Managing Director of NBM and NB LLC). He has managed the Fund since December 2011.

The paragraph after Neuberger Berman Partners Fund in the “Portfolio Managers” section on page 53 of the Investor Class Prospectus, page 49 of the Trust Class Prospectus, page 33 of the Advisor Class Prospectus, page 104 of the Class A, Class C and Institutional Class Prospectus, and page 71 of the Class R3 Prospectus is deleted and replaced with the following:

Eli M. Salzmann is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Salzmann has been a portfolio manager of the Fund since December 2011. Prior to joining the firm, Mr. Salzmann spent nearly 14 years at another investment manager where he was a Partner, Director of Large-Cap Value and a portfolio manager specializing in U.S. Large-Cap Value strategies.

Neuberger Berman Regency Fund Portfolio Manager Change

The following replaces the “Portfolio Manager” section on page 3 of the Investor Class Summary Prospectus, page 4 of the Trust Class and Class R3 Summary Prospectuses, page 5 of the Class A, Class C and Institutional Class Summary Prospectus, page 36 of the Investor Class Prospectus, page 32 of the Trust Class Prospectus, page 75 of the Class A, Class C and Institutional Class Prospectus, and page 51 of the Class R3 Prospectus:

Portfolio Manager

The Fund is managed by Michael C. Greene (Managing Director of NBM and NB LLC). He has managed the Fund since December 2011.

The paragraph after Neuberger Berman Regency Fund in the “Portfolio Managers” section on page 53 of the Investor Class Prospectus, page 49 of the Trust Class Prospectus, page 104 of the Class A, Class C and Institutional Class Prospectus, and page 72 of the Class R3 Prospectus is deleted and replaced with the following:

Michael C. Greene is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC.  Mr. Greene joined the firm in 2008. He has been a portfolio manager of the Fund since December 2011. Prior to joining the firm, Mr. Greene was chief executive officer and chief investment officer from 1985 to 2008 at another investment adviser that was acquired by Neuberger Berman in 2008.

The date of this supplement is December 9, 2011.

NEUBERGER BERMAN
Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services:
800-366-6264
Website: www.nb.com